Revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Rendering of services
Service revenue	₨ 32,097,915		₨ 29,967,698	₨ 25,329,497
Installation service revenue	1,852,511		482,246	330,129
Revenue from rendering of services	33,950,426	$ 407,207	30,449,944	25,659,626
Sale of products	1,683,496	20,192	2,953,782	1,366,049
Total	₨ 35,633,922	$ 427,399	₨ 33,403,726	₨ 27,025,675